SUBSEQUENT EVENT	12 Months Ended
Dec. 31, 2017
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
23.	SUBSEQUENT EVENT

On January 2, 2018, the Company entered into a purchase agreement with a third party real estate developer, Chongqing Rungang Real Estate Developing Co,. Ltd. (“Rungang”) to purchase floor 11 to 25 of Chongqing LFC located in Chongqing, China. The Company is in the process of applying a mortgage loan for the purchase of the buildings, and has paid US$47,597 to Rungang as down payment in January 29, 2018.

In November 2017, a court verdict was rendered in favor of the Company for certain disputed receivables and commitment deposits due from a customer in the amount of US$ 9,310, including penalties and interest. Despite the verdict, the Company had initially fully provided for the outstanding receivables as of December 31, 2017, given the Company’s assessment of the customer’s poor financial health. In February 2018, the Company entered into a supplemental settlement agreement pursuant to which the customer repaid a total of US$5.8million through April 2018. The Company recognized the subsequent event via a reversal of its allowance for doubtful accounts as of December 31, 2017 up to the amount of subsequent cash settlement.